GOF SA1 03/23

SUPPLEMENT DATED MARCH 27, 2023

TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin California Intermediate-Term Tax-Free Income Fund

Franklin Federal Tax-Free Income Fund

Franklin Fund Allocator Series

Franklin Corefolio Allocation Fund

Franklin U.S. Core Equity (IU) Fund

Franklin Municipal Securities Trust

Franklin California High Yield Municipal Fund

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin New York Intermediate-Term Tax-Free Income Fund

Franklin Strategic Series

Franklin Templeton SMACS – Series CH, H

Franklin Tax-Free Trust

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

Franklin Alabama Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

Franklin Maryland Tax-Free Income Fund

Franklin Missouri Tax-Free Income Fund

Franklin North Carolina Tax-Free Income Fund

Franklin Virginia Tax-Free Income Fund

Franklin Arizona Tax-Free Income Fund

Franklin Colorado Tax-Free Income Fund

Franklin Connecticut Tax-Free Income Fund

Franklin Michigan Tax-Free Income Fund

Franklin Minnesota Tax-Free Income Fund

Franklin Ohio Tax-Free Income Fund

Franklin Oregon Tax-Free Income Fund

Franklin Pennsylvania Tax-Free Income Fund

For Franklin New York Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, and Franklin Georgia Tax-Free Income Fund, effective March 27, 2023, the SAI is amended as follows:

I. All references to “The Bank of New York Mellon” under the heading “Policies and Procedures Regarding the Release of Portfolio Holdings” are replaced with “JPMorgan Chase Bank.”

II. Under the “Custodian” section under “Management and Other Services,” all references to “The Bank of New York Mellon” are replaced with “JPMorgan Chase Bank,” and the reference to the address of Bank of New York Mellon’s principal office is replaced with “270 Park Avenue, New York, NY 10017-2070,” which is the address of JPMorgan Chase Bank’s

For all Funds except Franklin New York Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, and Franklin Georgia Tax-Free Income Fund, effective April 17, 2023, the SAI is amended as follows:

III. All references to “The Bank of New York Mellon” under the heading “Policies and Procedures Regarding the Release of Portfolio Holdings” are replaced with “JPMorgan Chase Bank.”

IV. Under the “Custodian” section under “Management and Other Services,” all references to “The Bank of New York Mellon” are replaced with “JPMorgan Chase Bank,” and the reference to the address of Bank of New York Mellon’s principal office is replaced with “270 Park Avenue, New York, NY 10017-2070,” which is the address of JPMorgan Chase Bank’s

Please keep this supplement with your SAI for future reference.